EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2018
EXPENSES BY NATURE
Schedule of expenses by nature

	01.01.2018	01.01.2017	01.01.2016
Details	12.31.2018	12.31.2017	12.31.2016
	ThCh$	ThCh$	ThCh$
Direct production costs	759,229,954	815,455,280	776,824,622
Payroll and employee benefits	266,966,841	287,458,526	288,293,137
Transportation and distribution	137,428,173	163,361,088	153,675,961
Marketing	17,345,951	29,209,904	39,981,813
Depreciation and amortization	99,594,446	99,163,891	97,334,452
Repairs and maintenance	28,120,097	34,253,824	34,511,508
Other expenses	138,860,649	181,249,647	173,168,224
Total (1)	1,447,546,111	1,610,152,160	1,563,789,717

(1)   Corresponds to the addition of cost of sales, administration expenses and distribution cost.